Leases - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Impact of adopting IFRS 16 - 1 January 2019	$ 128
Transfers and other movements	73
Additions	28
Accumulated amortisation and other movements	(50)
Net book value	179
Amortisation expense on right of use assets	21	$ 0	$ 0
Mine Infrastructure
Disclosure of quantitative information about right-of-use assets [line items]
Impact of adopting IFRS 16 - 1 January 2019	119
Transfers and other movements	59
Additions	28
Accumulated amortisation and other movements	(38)
Net book value	168
Amortisation expense on right of use assets	21
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Impact of adopting IFRS 16 - 1 January 2019	9
Transfers and other movements	14
Additions	0
Accumulated amortisation and other movements	(12)
Net book value	11
Amortisation expense on right of use assets	$ 0